Employee Benefit Plans and Postretirement Benefits (Details 13) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in the Level 3 plan assets:
Plan assets at fair value at end of year	$ 2,414	$ 2,216
Level 3 [Member]
Changes in the Level 3 plan assets:
Plan assets at fair value at end of year	25	27
Level 3 [Member] | Insurance contracts [Member]
Changes in the Level 3 plan assets:
Plan assets at fair value at beginning of year	27	16
Purchases, issuances and settlements	3	12
Transfers out of Level 3		(1)
Actual return on plan assets relating to assets still held at reporting date	1
Settlements	(5)
Currency impact	(1)
Plan assets at fair value at end of year	$ 25	$ 27